Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Oct. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes Integrated [Text Block]

We recognize the importance of developing, implementing, and maintaining appropriate and adequate administrative and technical measures to safeguard our information management security systems and protect the confidentiality, integrity, and availability of data. Therefore, we have developed and maintained a comprehensive cybersecurity risk management program that focuses on monitoring, risk mitigation and risk response, in order to ensure the security and safety of our computer systems, networks, cloud services, software, and all data stored therein.

Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

We recognize the importance of developing, implementing, and maintaining appropriate and adequate administrative and technical measures to safeguard our information management security systems and protect the confidentiality, integrity, and availability of data. Therefore, we have developed and maintained a comprehensive cybersecurity risk management program that focuses on monitoring, risk mitigation and risk response, in order to ensure the security and safety of our computer systems, networks, cloud services, software, and all data stored therein.

We have implemented protocols to protect against cybersecurity threats and prevent unauthorized access to sensitive data. We conduct regular assessment of the Company’s cybersecurity risks and vulnerabilities, by identifying potential threats, assessing the likelihood and potential impact of cyberattacks. We also conduct ongoing evaluation of the industry trends and regulatory environments to ensure we are in full compliance with applicable cybersecurity laws and regulations in all jurisdictions where we operate. We have set in place an efficient risk mitigation and control and incident response protocols to identify potential risks, detect, effectively respond to, and recover from cybersecurity breaches.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	we have developed and maintained a comprehensive cybersecurity risk management program that focuses on monitoring, risk mitigation and risk response, in order to ensure the security and safety of our computer systems, networks, cloud services, software, and all data stored therein.
Cybersecurity Risk Role of Management [Text Block]

We have implemented protocols to protect against cybersecurity threats and prevent unauthorized access to sensitive data. We conduct regular assessment of the Company’s cybersecurity risks and vulnerabilities, by identifying potential threats, assessing the likelihood and potential impact of cyberattacks. We also conduct ongoing evaluation of the industry trends and regulatory environments to ensure we are in full compliance with applicable cybersecurity laws and regulations in all jurisdictions where we operate. We have set in place an efficient risk mitigation and control and incident response protocols to identify potential risks, detect, effectively respond to, and recover from cybersecurity breaches.